estimated benefits payable (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
2022	R$ 2,511,841
2023	2,561,598
2024	2,608,572
2025	2,651,957
2026	2,691,303
2027 to 2031	13,884,478
Total	R$ 26,909,749